CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and balances at central bank
Cash	$ 8,854,169	$ 7,994,899
Due from central banks	9,602,209	9,817,664
Due from other private financial entities	5,881,022	5,092,792
Checks on hold	289,924	136,050
Remittances of domestic negotiated checks in transit	93,844	106,271
Total cash and due from banks	24,721,168	23,147,676
Money market transactions
Interbank borrowings	4,050,407	1,388,411
Reverse repurchase agreements and other similar secured loans	2,873,716	793,759
Total money market transactions	6,924,123	2,182,170
Total cash and cash equivalents	31,645,291	25,329,846	$ 23,701,149	$ 23,738,042
Margin deposits
Money market transactions
Restricted cash	$ 752,099	$ 472,443
Grupo Agromercantil Holding S.A. | Legal banking reserve
Money market transactions
Mandatory reserve percentage in central bank	14.60%
All Panamanian banks | Liquidity reserve | Minimum
Money market transactions
Mandatory reserve percentage in central bank	30.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	16.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	18.00%
Bancolombia S.A.
Money market transactions
Reserves to be maintained, percentage of deposits mentioned in Article 1, paragraph (a)	8.00%
Reserve to be maintained, percentage of customer deposits	3.50%